Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$1,670	$1,813	$1,902
Net income (loss)	$(8)	$139	$195
Total assets	$999	$1,154	$1,087
Total liabilities	$400	$529	$541
Total equity	$599	$625	$546

Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Pork Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$441	$319	$295
Net income (loss)	$(21)	$22	$22
Total assets	$596	$364	$247
Total liabilities	$138	$14	$17
Total equity	$458	$350	$230

Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$2,907	$2,871	$2,321
Net income (loss)	$23	$(6)	$(52)
Total assets	$1,793	$1,201	$1,265
Total liabilities	$1,150	$734	$809
Total equity	$643	$467	$456

Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Marine Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$58	$47	$38
Net income	$5	$7	$11
Total assets	$229	$277	$148
Total liabilities	$114	$109	$30
Total equity	$115	$168	$118

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$10	$10	$9
Net income	$2	$3	$2
Total assets	$10	$10	$9
Total liabilities	$2	$2	$2
Total equity	$8	$8	$7

Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Power Segment	December 31,
(Millions of dollars)	2017	2016	2015
Net sales	$105	$146	$141
Net income	$23	$14	$12
Total assets	$265	$261	$327
Total liabilities	$145	$175	$219
Total equity	$120	$86	$108